Consolidated statement of comprehensive income (Parenthetical) $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
Statement of comprehensive income [abstract]
Income tax charge relating to tax on hyperinflation adjustments included on other comprehensive income	$ (111)
Income tax charge relating to tax rate change on hyperinflation adjustments included in other comprehensive income	$ (27)